Aristotle ESG Core Bond Fund

Schedule of Investments
as of June 30, 2023 (Unaudited)

	CORPORATE BONDS - 56.9%	Principal Amount	Value
	Communications - 2.5%
	Charter Communications Operating LLC / Charter Communications Operating Capital
	2.300%, 02/01/2032	$250,000	$189,394
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
	4.738%, 03/20/2025	131,250	129,580
	Verizon Communications, Inc.
	3.400%, 03/22/2041	250,000	193,104
	2.850%, 09/03/2041	50,000	35,601
	Warnermedia Holdings, Inc.
	5.050%, 03/15/2042	150,000	126,513
	Total Communications (Cost $835,435)		674,192
	Consumer Discretionary - 2.6%
	Lowe's Cos., Inc.
	4.450%, 04/01/2062	250,000	200,979
	Marriott International, Inc./MD
	5.000%, 10/15/2027	250,000	248,186
	2.750%, 10/15/2033	100,000	79,554
	Meritage Homes Corp.
	3.875%, 04/15/2029	200,000	176,725
	Total Consumer Discretionary (Cost $674,192)		705,444
	Consumer Staples - 3.5%
	Anheuser-Busch InBev Worldwide, Inc.
	3.750%, 07/15/2042	500,000	421,617
	General Mills, Inc.
	4.950%, 03/29/2033	200,000	198,302
	Keurig Dr Pepper, Inc.
	4.500%, 04/15/2052	250,000	220,461
	Sysco Corp.
	3.150%, 12/14/2051	150,000	104,027
	Total Consumer Staples (Cost $1,153,562)		944,407
	Energy - 1.6%
	Enbridge, Inc.
	7.375% (5 Year CMT Rate + 3.708%), 01/15/2083 (a)	350,000	344,088
	Kinder Morgan Energy Partners LP
	5.000%, 08/15/2042	100,000	84,971
	Total Energy (Cost $464,336)		429,059
	Financials - 26.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	3.300%, 01/30/2032	250,000	204,645
	Air Lease Corp.
	1.875%, 08/15/2026	450,000	399,955
	American Tower Corp.
	2.750%, 01/15/2027	100,000	91,064
	3.650%, 03/15/2027	150,000	140,585
	Aon Corp. / Aon Global Holdings PLC
	5.350%, 02/28/2033	250,000	252,026
	Bank of America Corp.
	2.482% (5 Year CMT Rate + 1.200%), 09/21/2036 (a)	350,000	267,920
	3.846% (5 Year CMT Rate + 2.000%), 03/08/2037 (a)	300,000	256,725
	Broadstone Net Lease LLC
	2.600%, 09/15/2031	200,000	143,524
	Citigroup, Inc.
	2.520% (SOFR + 1.177%), 11/03/2032 (a)	250,000	201,568
	4.150% (5 Year CMT Rate + 3.000%), Perpetual Maturity, 08/15/2023 (a)(b)	250,000	201,750
	Cooperatieve Rabobank UA
	1.980% (1 Year CMT Rate + 0.730%), 12/15/2027 (a)	500,000	437,280
	Crown Castle, Inc.
	4.800%, 09/01/2028	150,000	145,662
	Equinix, Inc.
	3.900%, 04/15/2032	250,000	224,717
	Fiserv, Inc.
	3.500%, 07/01/2029	250,000	228,311
	5.600%, 03/02/2033	200,000	203,655
	GLP Capital LP / GLP Financing II, Inc.
	3.250%, 01/15/2032	100,000	80,843
	Goldman Sachs Group, Inc.
	3.814% (3 Month SOFR + 1.420%), 04/23/2029 (a)	500,000	464,560
	Healthpeak OP LLC
	1.350%, 02/01/2027	150,000	130,013
	HSBC Holdings PLC
	2.099% (SOFR + 1.929%), 06/04/2026 (a)	250,000	231,469
	JAB Holdings BV
	4.500%, 04/08/2052	250,000	193,373
	Morgan Stanley
	2.943% (SOFR + 1.290%), 01/21/2033 (a)	500,000	415,873
	Nasdaq, Inc.
	5.950%, 08/15/2053	200,000	204,922
	Nordea Bank Abp
	1.500%, 09/30/2026	350,000	306,201
	Prologis LP
	5.125%, 01/15/2034	250,000	248,367
	State Street Corp.
	5.751% (SOFR + 1.353%), 11/04/2026 (a)	150,000	150,888
	Sumitomo Mitsui Financial Group, Inc.
	2.472%, 01/14/2029	500,000	426,910
	Sun Communities Operating LP
	2.700%, 07/15/2031	150,000	118,701
	Truist Bank
	2.636% (5 Year CMT Rate + 1.150%), 09/17/2029 (a)	250,000	230,873
	Ventas Realty LP
	2.650%, 01/15/2025	250,000	235,233
	VICI Properties LP / VICI Note Co., Inc.
	4.625%, 12/01/2029	100,000	90,877
	4.125%, 08/15/2030	200,000	176,266
	Total Financials (Cost $8,052,282)		7,104,756
	Health Care - 5.7%
	Amgen, Inc.
	4.200%, 03/01/2033	150,000	140,077
	3.150%, 02/21/2040	100,000	76,551
	The Cigna Group
	2.375%, 03/15/2031	200,000	167,782
	CVS Health Corp.
	1.750%, 08/21/2030	300,000	239,553
	Humana, Inc.
	5.500%, 03/15/2053	100,000	99,687
	McKesson Corp.
	1.300%, 08/15/2026	250,000	222,167
	Pfizer Investment Enterprises Pte Ltd.
	5.340%, 05/19/2063	100,000	101,278
	Takeda Pharmaceutical Co. Ltd.
	2.050%, 03/31/2030	200,000	166,313
	UnitedHealth Group, Inc.
	4.750%, 05/15/2052	250,000	237,391
	Zoetis, Inc.
	2.000%, 05/15/2030	100,000	83,489
	Total Health Care (Cost $1,741,798)		1,534,288
	Industrials - 7.5%
	Allegion US Holding Co., Inc.
	3.550%, 10/01/2027	200,000	185,130
	Amphenol Corp.
	4.750%, 03/30/2026	250,000	247,120
	Canadian National Railway Co.
	3.850%, 08/05/2032	250,000	232,931
	Eaton Corp.
	4.150%, 03/15/2033	100,000	95,043
	Ferguson Finance PLC
	3.250%, 06/02/2030	200,000	173,804
	Flowserve Corp.
	2.800%, 01/15/2032	250,000	199,414
	Keysight Technologies, Inc.
	3.000%, 10/30/2029	250,000	219,135
	nVent Finance Sarl
	2.750%, 11/15/2031	250,000	199,558
	Waste Connections, Inc.
	4.200%, 01/15/2033	100,000	94,077
	Waste Management, Inc.
	4.150%, 04/15/2032	150,000	143,053
	The Weir Group PLC
	2.200%, 05/13/2026	250,000	224,059
	Total Industrials (Cost $2,292,997)		2,013,324
	Technology - 5.1%
	Broadcom, Inc.
	3.187%, 11/15/2036	12,000	9,076
	Dell International LLC / EMC Corp.
	4.900%, 10/01/2026	300,000	298,007
	Intel Corp.
	5.700%, 02/10/2053	350,000	356,307
	Moody's Corp.
	4.250%, 08/08/2032	450,000	427,940
	Oracle Corp.
	2.300%, 03/25/2028	300,000	264,922
	Total Technology (Cost $1,423,747)		1,356,252
	Utilities - 2.0%
	Enel Finance International NV
	2.650%, 09/10/2024	200,000	192,514
	NiSource, Inc.
	5.000%, 06/15/2052	150,000	138,849
	NSTAR Electric Co.
	4.950%, 09/15/2052	200,000	194,444
	Total Utilities (Cost $552,964)		525,807
	TOTAL CORPORATE BONDS (Cost $17,305,165)		15,287,529

	ASSET BACKED SECURITIES - 11.7%
	Ford Credit Auto Owner Trust
	5.370%, Series 2022-D, Class A2A, 08/15/2025	352,179	351,251
	5.570%, Series 2023-B, Class A2A, 06/15/2026	350,000	349,017
	0.700%, Series 2021-A, Class B, 10/15/2026	450,000	415,764
	1.530%, Series 2021-2, Class A, 05/15/2034	350,000	308,714
	GM Financial Revolving Receivables Trust
	1.170%, Series 2021-1, Class A, 06/12/2034	150,000	131,660
	Navient Student Loan Trust
	3.390%, Series 2019-BA, Class A2A, 12/15/2059	376,708	358,155
	0.840%, Series 2021-A, Class A, 05/15/2069	124,688	106,918
	1.320%, Series 2020-2A, Class A1A, 08/26/2069	144,554	125,440
	1.310%, Series 2021-1A, Class A1A, 12/26/2069	172,071	149,821
	Santander Consumer USA, Inc.
	4.370%, Series 2022-6, Class A2, 05/15/2025	160,793	160,344
	5.870%, Series 2023-2, Class A2, 03/16/2026	350,000	348,989
	Santander Drive Auto Receivables LLC
	0.750%, Series 2021-1, Class C, 02/17/2026	218,347	217,365
	SMB Private Education Loan Trust
	1.070%, Series 2021-A, Class APT2, 01/15/2053	131,716	113,627
	TOTAL ASSET BACKED SECURITIES (Cost $3,307,795)		3,137,065

	COLLATERALIZED LOAN OBLIGATIONS - 6.1%
	Magnetite CLO Ltd.
	6.240%, Series 2014-8A, Class AR2 (3 Month LIBOR USD + 0.980%), 04/15/2031 (a)	245,562	243,513
	6.380%, Series 2020-28A, Class AR (3 Month LIBOR USD + 1.130%), 01/20/2035 (a)	250,000	245,657
	OCP CLO Ltd.
	6.220%, Series 2017-13A, Class A1AR (3 Month LIBOR USD + 0.960%), 07/15/2030 (a)	250,000	247,177
	Palmer Square CLO Ltd.
	6.360%, Series 2018-2A, Class A1A (3 Month LIBOR USD + 1.100%), 07/16/2031 (a)	250,000	248,523
	Palmer Square Loan Funding Ltd.
	6.150%, Series 2021-1A, Class A1 (3 Month LIBOR USD + 0.900%), 04/20/2029 (a)	243,121	242,026
	6.050%, Series 2021-3A, Class A1 (3 Month LIBOR USD + 0.800%), 07/20/2029 (a)	162,608	161,363
	6.660%, Series 2021-4A, Class A2 (3 Month LIBOR USD + 1.400%), 10/15/2029 (a)	250,000	245,640
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,650,932)		1,633,899

	MORTGAGE BACKED SECURITIES - 2.5%
	Federal Home Loan Mortgage Corp.
	2.000%, Pool SB8079, 12/01/2035	317,396	283,287
	Federal National Mortgage Association
	2.000%, Pool MA4123, 09/01/2035	132,435	118,206
	2.000%, Pool MA4206, 12/01/2035	316,092	282,126
	TOTAL MORTGAGE BACKED SECURITIES (Cost $797,559)		683,619

	U.S. TREASURY OBLIGATIONS - 20.0%
	United States Treasury Note/Bond
	0.375%, 11/30/2025	1,500,000	1,354,306
	2.625%, 05/31/2027	500,000	469,893
	0.875%, 11/15/2030	1,000,000	809,492
	3.375%, 05/15/2033	500,000	482,266
	1.750%, 08/15/2041	125,000	87,910
	1.250%, 05/15/2050	250,000	140,718
	1.375%, 08/15/2050	250,000	145,415
	1.625%, 11/15/2050	500,000	310,791
	1.875%, 02/15/2051	500,000	331,328
	2.000%, 08/15/2051	250,000	170,508
	1.875%, 11/15/2051	150,000	99,082
	2.250%, 02/15/2052	500,000	361,543
	2.875%, 05/15/2052	750,000	621,885
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,127,990)		5,385,137

	SHORT TERM INVESTMENTS - 1.9%	Shares	Value
	U.S. Bank Money Market Deposit Account - 5.10% (c)	499,763	499,763
	TOTAL SHORT TERM INVESTMENTS (Cost $499,763)		499,763

	TOTAL INVESTMENTS - 99.1% (Cost $29,689,204)		26,627,012
	Other Assets in Excess of Liabilities - 0.9%		239,667
	TOTAL NET ASSETS - 100.0%		$26,866,679

	Percentages are stated as a percent of net assets.

CLO -	Collateralized Loan Obligation
CMT -	Chicago Mercantile Exchange
LIBOR -	London Interbank Offered Rate
PLC -	Public Limited Company
SOFR -	Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2023.

(b)	Perpetual maturity. The date disclosed is the next call date of the security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2023.

Aristotle Funds Series Trust
NOTES TO SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:

Aristotle Core Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$222,987,910	$-	$-	$222,987,910
	Real Estate Investment Trusts	3,053,402	-	-	3,053,402
	Short Term Investments	4,113,155	-	-	4,113,155
	Total Investments	$230,154,467	$-	$-	$230,154,467

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Core Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$691,104,303	$-	$691,104,303
	Asset-Backed Securities	-	165,271,317	-	165,271,317
	Bank Loans[1]	-	151,325,971	-	151,325,971
	Collateralized Loan Obligations	-	95,601,653	-	95,601,653
	Mortgage Backed Securities	-	49,649,429	-	49,649,429
	U.S. Treasury Obligations	-	289,824,048	-	289,824,048
	Short Term Investments	76,378,667	-	-	76,378,667
	Total Investments	$76,378,667	$1,442,776,721	$-	$1,519,155,388

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle ESG Core Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$15,287,529	$-	$15,287,529
	Asset-Backed Securities	-	3,137,065	-	3,137,065
	Collateralized Loan Obligations	-	1,633,899	-	1,633,899
	Mortgage Backed Securities	-	683,619	-	683,619
	U.S. Treasury Obligations	-	5,385,137	-	5,385,137
	Short Term Investments	499,763	-	-	499,763
	Total Investments	$499,763	$26,127,249	$-	$26,627,012

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Floating Rate Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$241,235,973	$-	$241,235,973
	Bank Loans[1]	-	3,012,234,230	-	3,012,234,230
	Exchange Traded Funds	40,332,956	-	-	40,332,956
	Short Term Investments	344,943,803	-	-	344,943,803
	Total Investments	$385,276,759	$3,253,470,203	$-	$3,638,746,962

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Growth Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$237,231,041	$-	$-	$237,231,041
	Real Estate Investment Trusts	2,755,038	-	-	2,755,038
	Short Term Investments	649,915	-	-	649,915
	Total Investments	$240,635,994	$-	$-	$240,635,994

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle High Yield Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$67,443,317	$-	$67,443,317
	Asset-Backed Securities	-	167,606	-	167,606
	Bank Loans[1]	-	3,884,095	-	3,884,095
	Collateralized Loan Obligations	-	3,987,269	-	3,987,269
	Common Stocks	-	5,081	-	5,081
	Exchange Traded Funds	3,349,582	-	-	3,349,582
	Short Term Investments	7,019,952	-	-	7,019,952
	Total Investments	$10,369,534	$75,487,368	$-	$85,856,902

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle International Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$171,988,471	$-	$-	$171,988,471
	Short Term Investments	4,014,882	-	-	4,014,882
	Total Investments	$176,003,353	$-	$-	$176,003,353

[1]	For a detailed break-out of these securities by country classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Aggressive Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$146,792,996	$-	$-	$146,792,996
	Exchange Traded Funds	123,229,459	-	-	123,229,459
	Short Term Investments	732,005	-	-	732,005
	Total Investments	$270,754,460	$-	$-	$270,754,460

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$132,026,839	$-	$-	$132,026,839
	Exchange Traded Funds	30,887,995	-	-	30,887,995
	Short Term Investments	264,382	-	-	264,382
	Total Investments	$163,179,216	$-	$-	$163,179,216

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$396,660,779	$-	$-	$396,660,779
	Exchange Traded Funds	268,546,978	-	-	268,546,978
	Short Term Investments	1,660,091	-	-	1,660,091
	Total Investments	$666,867,848	$-	$-	$666,867,848

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$169,970,495	$-	$-	$169,970,495
	Exchange Traded Funds	55,172,383	-	-	55,172,383
	Short Term Investments	351,291	-	-	351,291
	Total Investments	$225,494,169	$-	$-	$225,494,169

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$540,987,609	$-	$-	$540,987,609
	Exchange Traded Funds	220,123,503	-	-	220,123,503
	Short Term Investments	1,370,598	-	-	1,370,598
	Total Investments	$762,481,710	$-	$-	$762,481,710

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Short Duration Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$542,188,619	$-	$542,188,619
	Asset-Backed Securities	-	197,044,046	-	197,044,046
	Bank Loans[1]	-	142,057,144	-	142,057,144
	Collateralized Loan Obligations	-	79,761,860	-	79,761,860
	U.S. Treasury Obligations	-	167,702,736	-	167,702,736
	Short Term Investments	12,512,122	-	-	12,512,122
	Total Investments	$12,512,122	$1,128,754,405	$-	$1,141,266,527

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Small Cap Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$24,949,013	$-	$-	$24,949,013
	Real Estate Investment Trusts[1]	1,159,774	-	-	1,159,774
	Closed End Funds	184,368	-	-	184,368
	Exchange Traded Funds	722,133	-	-	722,133
	Short Term Investments	164,040	-	-	164,040
	Total Investments	$27,179,328	$-	$-	$27,179,328

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Small/Mid Cap Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$55,926,496	$-	$-	$55,926,496
	Real Estate Investment Trusts[1]	1,574,799	-	-	1,574,799
	Closed End Funds	474,506	-	-	474,506
	Exchange Traded Funds	405,938	-	-	405,938
	Short Term Investments	2,013,553	-	-	2,013,553
	Total Investments	$60,395,292	$-	$-	$60,395,292

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Strategic Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$1,177,623,937	$-	$1,177,623,937
	Asset-Backed Securities	-	12,358,962	-	12,358,962
	Bank Loans[1]	-	246,483,078	-	246,483,078
	Collateralized Loan Obligations	-	79,253,282	-	79,253,282
	U.S. Treasury Obligations	-	44,015,713	-	44,015,713
	Common Stocks	-	29,053	-	29,053
	Short Term Investments	73,888,376	-	-	73,888,376
	Total Investments	$73,888,376	$1,559,764,025	$-	$1,633,652,401

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Ultra Short Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$34,119,854	$-	$34,119,854
	Asset-Backed Securities	-	6,519,039	-	6,519,039
	Bank Loans[1]	-	2,705,305	-	2,705,305
	Collateralized Loan Obligations	-	10,118,524	-	10,118,524
	U.S. Treasury Obligations	-	7,667,891	-	7,667,891
	Short Term Investments	4,247,803	-	-	4,247,803
	Total Investments	$4,247,803	$61,130,613	$-	$65,378,416

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.